Significant Transactions - Schedule of Calculation of the Listing Expense (Parentheticals) (Details)	9 Months Ended
Sep. 30, 2025 $ / shares
Public Investors [Member]
Schedule of Calculation of the Listing Expense [Line Items]
Shares issued, per share	$ 12.7
Warrants issued, per share	3.35
Non-Redeeming Shareholders [Member]
Schedule of Calculation of the Listing Expense [Line Items]
Shares issued, per share	12.7
Sponsor [Member]
Schedule of Calculation of the Listing Expense [Line Items]
Shares issued, per share	12.7
Sponsor Vesting Shares, Tranche 1 [Member]
Schedule of Calculation of the Listing Expense [Line Items]
Shares issued, per share	8.7
Sponsor Vesting Shares, Tranche 2 [Member]
Schedule of Calculation of the Listing Expense [Line Items]
Shares issued, per share	$ 8.1